Commitments and Contingencies - Additional Information (Detail) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies [Line Items]
Short-term financial instruments as collateral for guarantees	₩ 616,780,000,000	₩ 468,768,000,000
Accounts receivables - other	1,962,083,000,000	₩ 1,701,249,000,000
Sales of handsets [member]
Commitments and contingencies [Line Items]
Accounts receivables - other	1,111,614,000,000
Legal proceedings provision [member]
Commitments and contingencies [Line Items]
Provisions for legal claims and litigation	0
SK Broadband Co., Ltd. [member]
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings	4,144,000,000
Short-term financial instruments as collateral for guarantees	₩ 300,000,000